Environmental Liabilities - Summary of Reconciliation of Environmental Liabilities (Detail) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Disclosure of Detailed Information About Reconciliation of Environmental Liabilities Explanatory [Line Items]
Beginning balance		$ 1,677.7
Ending balance	$ 1,677.7	1,624.8
Environmental Liabilities [Member]
Disclosure of Detailed Information About Reconciliation of Environmental Liabilities Explanatory [Line Items]
Beginning balance	38.3	37.5
Payments	(3.2)	(2.5)
Accretion of discount	4.1	2.8
Revaluation for change in discount rate	(1.7)	1.2
Ending balance	37.5	39.0
Environmental Liabilities [Member] | The Companys Operation Site [Member]
Disclosure of Detailed Information About Reconciliation of Environmental Liabilities Explanatory [Line Items]
Beginning balance	33.8	33.3
Payments	(2.7)	(2.0)
Accretion of discount	3.7	2.5
Revaluation for change in discount rate	(1.5)	1.0
Ending balance	33.3	34.8
Environmental Liabilities [Member] | Northern Ontario mine sites owned by Old Steelco Inc [Member]
Disclosure of Detailed Information About Reconciliation of Environmental Liabilities Explanatory [Line Items]
Beginning balance	4.5	4.2
Payments	(0.5)	(0.5)
Accretion of discount	0.4	0.3
Revaluation for change in discount rate	(0.2)	0.2
Ending balance	$ 4.2	$ 4.2